FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Schedule of Recurring Fair Value Measurements) (Details) (Recurring [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Tower's loans (including current maturities)	$ 108,685	[1]	$ 106,645	[1]
Other	(18)		(589)
Total liabilities	108,667		106,056
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Tower's loans (including current maturities)		[1]		[1]
Other
Total liabilities
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Tower's loans (including current maturities)		[1]		[1]
Other	(65)		(884)
Total liabilities	(65)		(884)
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Tower's loans (including current maturities)	108,685	[1]	106,645	[1]
Other	47		295
Total liabilities	$ 108,732		$ 106,940

[1]	Includes only loans under Tower's Facility Agreement with the Israeli Banks.